SCHEDULE OF INVESTMENTS

Ivy Energy Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy

Integrated Oil & Gas – 6.5%
Chevron Corp.	56	$4,691
Suncor Energy, Inc.	187	3,134
Total S.A. ADR	85	3,578
		11,403

Oil & Gas Drilling – 1.0%
Helmerich & Payne, Inc.	75	1,743

Oil & Gas Equipment & Services – 22.5%
Baker Hughes, Inc.	316	6,581
Cactus, Inc., Class A	271	7,070
ChampionX Corp.(A)	405	6,194
Dril-Quip, Inc.(A)	124	3,682
Halliburton Co.	315	5,957
Liberty Oilfield Services, Inc., Class A	275	2,835
National Oilwell Varco, Inc.	154	2,113
Schlumberger Ltd.	230	5,016
		39,448

Oil & Gas Exploration & Production – 32.1%
Cabot Oil & Gas Corp.	99	1,616
Canadian Natural Resources Ltd.	149	3,586
Concho Resources, Inc.	106	6,208
ConocoPhillips	111	4,440
Continental Resources, Inc.(B)	122	1,988
Diamondback Energy, Inc.	88	4,265
EOG Resources, Inc.	86	4,301
Exxon Mobil Corp.	144	5,941
Hess Corp.	122	6,460
Parsley Energy, Inc., Class A	407	5,783
Pioneer Natural Resources Co.	59	6,761
Viper Energy Partners L.P.	120	1,391
WPX Energy, Inc.(A)	435	3,546
		56,286

Oil & Gas Refining & Marketing – 13.3%
Marathon Petroleum Corp.	207	8,567
Phillips 66	107	7,513
Valero Energy Corp.	127	7,195
		23,275

Oil & Gas Storage & Transportation – 2.6%
Enterprise Products Partners L.P.	182	3,562
MPLX L.P.	47	1,010
		4,572
Total Energy – 78.0%		136,727

Industrials

Electrical Components & Equipment – 2.2%
Plug Power, Inc.(A)	111	3,778

Heavy Electrical Equipment – 1.9%
Bloom Energy Corp., Class A(A)	117	3,343

Total Industrials – 4.1%		7,121

Information Technology

Application Software – 2.7%
Aspen Technology, Inc.(A)	36	4,647

Data Processing & Outsourced Services – 4.3%
Wright Express Corp.(A)	37	7,572

Semiconductor Equipment – 4.4%
Enphase Energy, Inc.(A)	44	7,741

Semiconductors – 1.9%
First Solar, Inc.(A)	34	3,338

Total Information Technology – 13.3%		23,298

Utilities

Electric Utilities – 2.1%
American Electric Power Co., Inc.	11	887
Duke Energy Corp.	10	890
NextEra Energy, Inc.	25	1,940
		3,717

Multi-Utilities – 0.6%
Dominion Energy, Inc.	14	1,039

Total Utilities – 2.7%		4,756

TOTAL COMMON STOCKS – 98.1%		$171,902
(Cost: $162,154)

SHORT-TERM SECURITIES

Money Market Funds(D) – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.030%(C)	890	890
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	375	375
		1,265
TOTAL SHORT-TERM SECURITIES – 0.7%		$1,265
(Cost: $1,265)

TOTAL INVESTMENT SECURITIES – 98.8%		$173,167
(Cost: $163,419)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		2,183

NET ASSETS – 100.0%		$175,350

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,437 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$171,902	$—	$—
Short-Term Securities	1,265	—	—

Total	$173,167	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$163,419

Gross unrealized appreciation	28,557

Gross unrealized depreciation	(18,809)

Net unrealized appreciation	$9,748